Commitments and Contingencies - Schedule of Maturities of Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 18,006	$ 11,543
Lessee, Operating Lease, Liability, to be Paid, Year Two	18,216	11,134
Lessee, Operating Lease, Liability, to be Paid, Year Three	13,785	10,669
Lessee, Operating Lease, Liability, to be Paid, Year Four	10,695	7,894
Lessee, Operating Lease, Liability, to be Paid, Year Five	10,708	7,894
Thereafter	123,020	106,661
Total lease payments	194,430	155,795
Less imputed interest	(71,991)	(64,015)
Operating lease liability	$ 122,439	$ 91,780	$ 0